Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
15.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are generally be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends.

Mainland China

Effective from January 1, 2008, the statutory Enterprise Income Tax (“EIT”) rate in Mainland China is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires.

Certain PRC subsidiaries and VIEs, including Beijing QIYI Century, Shanghai Zhong Yuan and Beijing iQIYI are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2025 or 2027.

The other subsidiaries and consolidated VIEs and VIE’s subsidiaries in Mainland China are subject to the 25% EIT rate.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in Mainland China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in Mainland China or which has an establishment or place in Mainland China but the aforementioned incomes are not connected with the establishment or place shall be subject to withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group’s (loss) /income before income taxes consists of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non-Mainland China	(505,068)	(366,657)	(445,424)	(61,023)
Mainland China	471,292	2,399,258	1,297,103	177,702
	(33,776)	2,032,601	851,679	116,679

Income tax expense for the years ended December 31, 2022, 2023 and 2024 consists of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense	53,944	81,055	85,450	11,706
Deferred income tax expense/(benefit)	30,056	(1,008)	(24,360)	(3,337)
	84,000	80,047	61,090	8,369

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Income tax (benefit)/expense at PRC statutory rate	(8,444)	508,150	212,920	29,170
Effect of differing tax rates in different jurisdictions	184,999	98,963	139,126	19,060
Non-deductible expenses and non-taxable income, net	(119,094)	119,442	33,714	4,619
Research and development super-deduction	(115,975)	(141,454)	(140,153)	(19,201)
Effect of PRC preferential tax rates	23,564	(169,264)	(111,365)	(15,257)
Other adjustments	(41,940)	14,692	8,962	1,228
Change in valuation allowance	160,890	(350,482)	(82,114)	(11,250)
Income tax expense	84,000	80,047	61,090	8,369

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	545,144	620,639	85,027
Bad debt provision	75,942	69,182	9,478
Net operating losses carried forward	1,565,134	1,561,051	213,863
Recorded cost relating to capitalized assets	3,527,191	3,406,425	466,678
Operating lease liabilities	94,062	81,807	11,208
Fixed assets depreciation	13,578	11,836	1,621
Valuation allowance	(5,686,869)	(5,604,755)	(767,848)
Deferred tax assets, net	134,182	146,185	20,027
Deferred tax liabilities:
Long term investment fair value change	40,944	40,842	5,595
Operating lease assets	94,062	81,807	11,208
	135,006	122,649	16,803

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	23,536	3,224
Deferred tax liabilities	824	—	—

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2023 and 2024, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2023 and 2024, the Group had tax losses of RMB9,992,905 and RMB9,748,495 (US$1,335,538) deriving from entities in Mainland China, Hong Kong and Singapore. The tax losses in the Mainland China can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2024 and thereafter. The tax losses in Hong Kong and Singapore can be carried forward without an expiration date.

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented. As of and for the years ended December 31, 2022, 2023 and 2024, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations. And the Group did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2022, 2023 and 2024. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.